Investment Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Investment Contract Liabilities [Abstract]
Summary of Movement in Investment Contract Liabilities Measured at Fair Value	The following table presents the movement in investment contract liabilities measured at fair value.

For the years ended December 31,	2025	2024
Balance, excluding those for account of segregated fund holders, January 1	$808	$749
New contracts	125	70
Changes in market conditions	177	67
Redemptions, surrenders and maturities	(159)	(154)
Impact of changes in foreign exchange rates	(43)	76
Balance, excluding those for account of segregated fund holders, December 31	908	808
Investment contract liabilities for account of segregated fund holders	332,248	309,443
Balance, December 31	$333,156	$310,251

Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with these Contracts	The following table presents carrying and fair values of investment contract liabilities measured at amortized cost, by reporting segment.

	2025		2024
As at December 31,	Amortized cost	Fair value	Amortized cost	Fair value
Asia	$229	$222	$325	$315
Canada	7,320	7,287	7,571	7,548
U.S.	1,240	1,235	1,406	1,375
GWAM	4,440	4,807	3,388	3,557
Investment contract liabilities	$13,229	$13,551	$12,690	$12,795

Summary of Changes in Investment Contract Liabilities Measured at Amortized Cost	The following table presents the movement in investment contract liabilities measured at amortized cost, by business activity.

For the years ended December 31,	2025	2024
Balance, January 1	$12,690	$11,067
Policy deposits	2,887	3,218
Interest	337	316
Withdrawals	(2,443)	(2,240)
Fees	(1)	-
Impact of changes in foreign exchange rates	(246)	351
Other	5	(22)
Balance, December 31	$13,229	$12,690

Summary of Contractual Obligations and Commitments Relating to Investment Contracts	The following table presents the Company’s contractual obligations and commitments relating to investment contract liabilities including those for account of segregated fund holders as at December 31, 2025 and 2024.
Investment contract liabilities(1)

As at December 31, Payments due by period	Less than 1 year(2)	1 to 3 years	3 to 5 years	Over 5 years	Total
2025	$340,567	$2,372	$1,183	$3,375	$347,497
2024	316,119	2,766	1,170	2,738	322,793
(1)Due to the nature of the products, the timing of net cash flows may be before contract maturity. Cash flows are undiscounted.
(2)Includes amounts which have no specific maturity, being payable on demand.